Related party transactions - compensation to directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Compensation	€ 29,861	€ 39,329	€ 38,488
Director
Disclosure of transactions between related parties [line items]
Compensation	€ 29,861	€ 39,329	€ 38,488